Business Combinations (Details) - Schedule of H&I Acquisition - H&I Acquisition [Member]	Dec. 31, 2021 USD ($)
Purchase consideration at fair value:
Cash	$ 10,687,500
Notes payable, net of debt discount	4,753,673
Amount of consideration	15,441,173
Assets acquired and liabilities assumed at fair value
Cash	208,552
Accounts receivable	1,042,194
Inventory	1,848,729
Contract assets	367,177
Other current assets	80,771
Marketing intangible	1,610,000
Customer intangible	4,843,000
Property and equipment	610,882
Operating lease assets	831,951
Other assets
Accounts payable and accrued expenses	(1,207,424)
Contract liabilities	(3,770,081)
Deferred tax liabilities	(1,670,000)
Lease liabilities	(856,377)
Financing leases	(18,600)
Loans payable	(204,399)
Net tangible assets acquired	3,716,375
Total net assets acquired	3,716,375
Consideration paid	15,441,173
Preliminary goodwill	$ 11,724,798